Organization (Details) - USD ($) $ in Thousands		6 Months Ended
	Jun. 16, 2025	Jun. 30, 2026	Jun. 30, 2025	Feb. 19, 2025
Organization [Line Items]
Date of incorporation		Feb. 16, 2022
Payable of investment	$ 1,430	$ 363
Issuance price percentage		90.00%
Trading days		30 days
Class A Ordinary Shares [Member]
Organization [Line Items]
Payable of investment		$ 1,400
Acquisition of Uni-Titan LLC [Member]
Organization [Line Items]
Acquisition interest				51.00%
Total sale of shares for acquisition (in Shares)	306,651
Acquisition of Uni-Titan LLC [Member] | Business Acquisition [Member]
Organization [Line Items]
Total purchase consideration		11,900
Cash		$ 10,500